Related Parties And Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Dividend paid	¥ 5,156,820	¥ 1,438,792		¥ 7,628,573
Ping an group [member]
Disclosure of transactions between related parties [line items]
Non performing assets gain loss recognized	718,000	565,000
Non performing assets acquired consideration	757,000	1,450,000
Ping An Insurance Company of ChinaLtd [member]
Disclosure of transactions between related parties [line items]
Refund amount after revision of existing contract	440,000
An Ke Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid | $			$ 51		$ 291
Ping An Insurance Overseas (Holdings) Limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid | $			$ 34		$ 194
Zhongshi Credit Management Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Non performing assets acquired consideration		1,334,000		689,000
Shenzhen Decheng Investment Development Co., Ltd. [Member] | Ping an group [member]
Disclosure of transactions between related parties [line items]
Non performing assets gain loss recognized	¥ 19,000	74,000		755,000
Non performing assets carrying amount		111,000		122,000
Non performing assets acquired consideration		¥ 65,000		¥ 877,000